Business Segments (Details) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 12, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business segment
Number of operating segments | item			2
Total Assets	$ 237,222		$ 237,222
Goodwill	11,288	$ 11,288	11,288
Other Intangible Assets	3,136		3,136
Total revenues	$ 18,980
Total Revenues, % of Revenue	100.00%
Provision for loan losses	$ 3,113
Provision for Loan Losses, % of Revenue	16.40%
Other Operating Expenses	$ 7,341
Other Operating Expenses, % of Revenue	38.60%
Operating Gross Profit	$ 8,526
Operating Gross Profit, % of Revenue	45.00%
Interest Expense, net	$ 2,414
Interest Expense, net, % of Revenue	12.70%
Depreciation and Amortization	$ 867
Depreciation and Amortization, % of Revenue	4.60%
Other Corporate Expenses	$ 3,607
Other Corporate Expenses, % of Revenue	19.00%
Income (loss) from continuing operations, before tax	$ 1,638
Income from Continuing Operations, before tax, % of Revenue	8.60%
Unallocated (Income) Expenses
Business segment
Other Corporate Expenses	$ 3,607
Income (loss) from continuing operations, before tax	(3,607)
Intersegment elimination
Business segment
Total revenues	0
Retail Financial Services
Business segment
Total Assets	212,772		212,772
Goodwill	11,288		11,288
Other Intangible Assets	2,921		2,921
Total revenues	$ 16,556
Total Revenues, % of Revenue	100.00%
Provision for loan losses	$ 2,659
Provision for Loan Losses, % of Revenue	16.10%
Other Operating Expenses	$ 7,151
Other Operating Expenses, % of Revenue	43.20%
Operating Gross Profit	$ 6,746
Operating Gross Profit, % of Revenue	40.70%
Interest Expense, net	$ 1,288
Interest Expense, net, % of Revenue	7.80%
Depreciation and Amortization	$ 849
Depreciation and Amortization, % of Revenue	5.10%
Income (loss) from continuing operations, before tax	$ 4,609
Income from Continuing Operations, before tax, % of Revenue	27.80%
Internet Financial Services
Business segment
Total Assets	$ 24,450		24,450
Other Intangible Assets	215		$ 215
Total revenues	$ 2,424
Total Revenues, % of Revenue	100.00%
Provision for loan losses	$ 454
Provision for Loan Losses, % of Revenue	18.70%
Other Operating Expenses	$ 190
Other Operating Expenses, % of Revenue	7.80%
Operating Gross Profit	$ 1,780
Operating Gross Profit, % of Revenue	73.50%
Interest Expense, net	$ 1,126
Interest Expense, net, % of Revenue	46.50%
Depreciation and Amortization	$ 18
Depreciation and Amortization, % of Revenue	0.70%
Income (loss) from continuing operations, before tax	$ 636
Income from Continuing Operations, before tax, % of Revenue	26.20%
Predecessor
Business segment
Total Assets				$ 212,406
Goodwill					$ 113,290	$ 152,568
Other Intangible Assets				924
Total revenues		$ 327,258		364,067	402,329
Total Revenues, % of Revenue		100.00%	100.00%
Provision for loan losses		$ 97,098		136,201	115,962
Provision for Loan Losses, % of Revenue		29.60%	37.40%
Other Operating Expenses		$ 143,866		168,054
Other Operating Expenses, % of Revenue		44.00%	46.20%
Operating Gross Profit		$ 86,294		59,812	118,476
Operating Gross Profit, % of Revenue		26.40%	16.40%
Interest Expense, net		$ 50,760		48,245
Interest Expense, net, % of Revenue		15.50%	13.30%
Depreciation and Amortization		$ 4,318		4,929	4,987
Depreciation and Amortization, % of Revenue		1.30%	1.50%
Transaction expenses		$ 6,941
Transaction expenses, % of Revenue		2.1
(Gain) loss on debt extinguishment		$ 10,832			(65,117)
Loss on debt extinguishment, % of Revenue		3.30%
Lease termination				1,226
Lease termination Expenses, % of Revenue			0.30%
Goodwill, Impairment				113,753	28,949
Goodwill impairment, % of Revenue			31.2
Loss on sale of subsidiary					4,106
Other Corporate Expenses		$ 64,699		82,175
Other Corporate Expenses, % of Revenue		19.80%	22.60%
Income (loss) from continuing operations, before tax		$ (51,256)		(190,516)	$ 14,647
Income from Continuing Operations, before tax, % of Revenue		(15.70%)	(52.30%)
Predecessor | Unallocated (Income) Expenses
Business segment
Transaction expenses		$ 6,941
(Gain) loss on debt extinguishment		10,832
Other Corporate Expenses		64,699		82,175
Income (loss) from continuing operations, before tax		(82,472)		(82,175)
Predecessor | Intersegment elimination
Business segment
Total revenues		0		0
Predecessor | Retail Financial Services
Business segment
Total Assets				181,390
Other Intangible Assets				375
Total revenues		$ 278,659		$ 291,655
Total Revenues, % of Revenue		100.00%		100.00%
Provision for loan losses		$ 75,025		$ 83,499
Provision for Loan Losses, % of Revenue		26.90%		28.60%
Other Operating Expenses		$ 137,847		$ 159,148
Other Operating Expenses, % of Revenue		49.50%		54.60%
Operating Gross Profit		$ 65,787		$ 49,008
Operating Gross Profit, % of Revenue		23.60%		16.80%
Interest Expense, net		$ 36,226		$ 33,403
Interest Expense, net, % of Revenue		13.00%		11.50%
Depreciation and Amortization		$ 3,965		$ 4,477
Depreciation and Amortization, % of Revenue		1.40%		1.50%
Goodwill, Impairment				$ 113,753
Goodwill impairment, % of Revenue				39.0
Income (loss) from continuing operations, before tax		$ 25,596		$ (102,625)
Income from Continuing Operations, before tax, % of Revenue		9.20%		(35.20%)
Predecessor | Internet Financial Services
Business segment
Total Assets				$ 31,016
Goodwill				549
Total revenues		$ 48,599		$ 72,412
Total Revenues, % of Revenue		100.00%		100.00%
Provision for loan losses		$ 22,073		$ 52,702
Provision for Loan Losses, % of Revenue		45.40%		72.80%
Other Operating Expenses		$ 6,019		$ 8,906
Other Operating Expenses, % of Revenue		12.40%		12.30%
Operating Gross Profit		$ 20,507		$ 10,804
Operating Gross Profit, % of Revenue		42.20%		14.90%
Interest Expense, net		$ 14,534		$ 14,842
Interest Expense, net, % of Revenue		29.90%		20.50%
Depreciation and Amortization		$ 353		$ 452
Depreciation and Amortization, % of Revenue		0.70%		0.60%
Lease termination				$ 1,226
Lease termination Expenses, % of Revenue				1.70%
Income (loss) from continuing operations, before tax		$ 5,620		$ (5,716)
Income from Continuing Operations, before tax, % of Revenue		11.60%		(7.90%)